ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND PRINCIPAL ACTIVITIES
Summary of major subsidiaries

The major subsidiaries of the Company as of December 31, 2022 are summarized as below:

	Later of date of
	incorporation or	Place of	% of
Name of Subsidiaries	acquisition	Incorporation	Ownership	Principal activities
Major subsidiaries:
Kaixin Auto Group (“KAG”)	January 25, 2018	Cayman Islands	100%	Investment holding
Jet Sound Hong Kong Company Limited	May 7, 2011	Hong Kong	100%	Investment holding
Zhejiang Taohaoche Technology Co., Ltd.	July 11, 2019	PRC	100%	New car trading business
Zhejiang Kaixin Auto Co., Ltd	April 4, 2021	PRC	100%	Used car trading business
Chongqing Jieying Shangyue Automobile Sales Co., Ltd.	July 3, 2017	PRC	100%	Used car trading business
Wuhan Jieying Chimei Automobile Sales Co., Ltd.	November 20, 2017	PRC	100%	Used car trading business
Anhui Kaixin New Energy Vehicle Co., Ltd.	January 25, 2022	PRC	100%	New energy vehicle trading business